Reinsurance - Summary of the composition of pool of assets (Details) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021
Effects of Reinsurance [Line Items]
Bonds available for sale	[1]	$ 156,793		$ 198,568
Fixed maturity securities - fair value option	[1]	3,769		2,082
Loans		45,166		39,884
Investment real estate		1,831		2,349
Short-term Investments	[1]	4,400		5,471
Derivative assets net, carrying value		299		684
Fair Value		3,252		7,267
Other assets		2,521	[1]	3,614	[1]	$ 3,824
Total assets		360,322		425,431		$ 422,435
Carrying Value
Effects of Reinsurance [Line Items]
Short-term Investments		3,043		4,016
Other assets		12		7
Private equity funds/hedge funds
Effects of Reinsurance [Line Items]
Private equity funds/hedge funds		8,014		7,527
Commercial Mortgages
Effects of Reinsurance [Line Items]
Loans		32,993		30,528
Policy loans
Effects of Reinsurance [Line Items]
Loans		1,750		1,832
Fortitude Holdings
Effects of Reinsurance [Line Items]
Derivative asset, fair value of collateral		189		387
Fortitude Holdings | Carrying Value
Effects of Reinsurance [Line Items]
Bonds available for sale		16,339		27,180
Fixed maturity securities - fair value option		3,485		1,593
Investment real estate		133		201
Short-term Investments		69		50
Funds withheld investment assets		25,764		34,189
Derivative assets net, carrying value		90		81
Other assets		731		476
Total assets		26,585		34,746
Fortitude Holdings | Fair Value
Effects of Reinsurance [Line Items]
Bonds available for sale		16,339		27,180
Fixed maturity securities - fair value option		3,485		1,593
Investment real estate		348		395
Short-term Investments		69		50
Funds withheld investment assets		25,730		34,587
Fair Value		90		81
Other assets		731		476
Total		26,551		35,144
Fortitude Holdings | Private equity funds/hedge funds | Carrying Value
Effects of Reinsurance [Line Items]
Private equity funds/hedge funds		1,893		1,606
Fortitude Holdings | Private equity funds/hedge funds | Fair Value
Effects of Reinsurance [Line Items]
Private equity funds/hedge funds		1,893		1,606
Fortitude Holdings | Commercial Mortgages | Carrying Value
Effects of Reinsurance [Line Items]
Loans		3,490		3,179
Fortitude Holdings | Commercial Mortgages | Fair Value
Effects of Reinsurance [Line Items]
Mortgage and other loans receivable		3,241		3,383
Fortitude Holdings | Policy loans | Carrying Value
Effects of Reinsurance [Line Items]
Loans		355		380
Fortitude Holdings | Policy loans | Fair Value
Effects of Reinsurance [Line Items]
Mortgage and other loans receivable		$ 355		$ 380

[1]	See Note 9 for details of balances associated with variable interest entities